Income taxes - Effective income tax rate (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income taxes [Abstract]
Weighted average statutory income tax rate	24.90%	24.50%	23.30%
Recognition of previously unrecognized tax loss and credit carryforwards rate	(0.40%)	(2.30%)	(1.90%)
Unrecognized tax loss and credit carryforwards rate	0.50%	0.60%	5.50%
Tax rate effect of revenues exempt from taxation	(11.90%)	(9.80%)	(8.20%)
Tax rate effect of expense not deductible in determining taxable profit (tax loss)	3.70%	6.40%	9.30%
Withholding and other taxes	4.50%	4.00%	1.20%
Tax rate effect from change in tax rate	1.80%	5.20%	(0.50%)
Tax rate effect of adjustments for current tax of prior periods	(1.30%)	(0.60%)	(1.80%)
Tax expenses (benefit) due to other tax liabilities	(8.60%)	(1.70%)	(2.60%)
Other tax rate effects for reconciliation between accounting profit and tax expense (income)	(0.10%)	1.50%	(1.30%)
Average effective tax rate	12.80%	25.30%	19.90%